Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Taxes [Abstract]
Composition of income tax expense (benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Current tax expenses	¥60,239	¥37,758	¥61,606
Deferred tax expenses	(32,406)	(7,261)	(75,724)
Total	¥27,833	¥30,497	¥(14,118)

Reconciliation from the Company's domestic (Japanese) tax rate to the effective tax rate
The following is a reconciliation from the Company's domestic (Japanese) tax rate to the effective tax rate for the year ended March 31:

	Unit: Percentage
	2017	2018	2019
Company’s domestic (Japanese) tax rate	30.8	30.8	30.6
Non-deductible expenses for tax purposes (1)	4.7	2.6	23.2
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(5.0)	(0.6)	(61.5)
Tax credits	(6.4)	(4.7)	(13.4)
Differences in applicable tax rates of overseas subsidiaries (3)	(7.1)	(5.4)	8.2
Changes in tax effects of undistributed profit of overseas subsidiaries	0.5	0.1	7.9
Effect of changes in applicable tax rates	(1.8)	(12.6)	1.9
Tax contingencies (4)	3.7	2.7	(10.0)
Non-deductible impairment of goodwill	2.3	—	—
Changes in fair value of contingent consideration	(3.7)	1.7	(1.8)
Others	1.4	(0.6)	0.0
Effective tax rate	19.4	14.0	(14.9)

(1) The 23.2%, impact for the year ended March 31, 2019 includes the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at the Company’s consolidated income from continuing operations before income taxes as well as non-deductible transaction costs related to the Shire acquisition.
(2) The (61.5)% impact for the year ended March 31, 2019 is primarily driven by a capital tax loss related to restructuring of subsidiaries.
(3) The 8.2% impact for the year ended March 31, 2019 is primarily driven by a unitary tax on overseas subsidiaries.
(4) The (10.0)% impact for the year ended March 31, 2019 primarily relates to the tax benefit driven by favorable audit settlements.

Deferred taxes
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2018	2019
Unused tax losses	¥36,878	¥840,867
Deductible temporary differences	11,593	45,135
Unused tax credits	7,954	6,054
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2018	2019
Deferred tax assets	¥64,980	¥88,991
Deferred tax liabilities	(90,725)	(867,061)
Net deferred tax liabilities	¥(25,745)	¥(778,070)
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2017	Recognized in Profit or (Loss)	Recognized in Other Comprehensive Income	Acquisitions through Business Combinations	Others(1)	As of March 31, 2018
Research and development expenses	¥52,595	¥(34,007)	¥—	¥—	¥(225)	¥18,363
Inventories	38,452	(6,561)	—	—	18	31,909
Property, plant and equipment	(33,574)	656	—	—	(111)	(33,029)
Intangible assets	(254,908)	84,254	—	—	1,696	(168,958)
Available-for-sale financial assets	(28,241)	—	4,074	—	89	(24,078)
Accrued expenses and provisions	80,266	(10,373)	—	—	(1,560)	68,333
Defined benefit plans	4,815	(3,032)	(432)	—	1,027	2,378
Deferred income	17,562	709	—	—	(503)	17,768
Unused tax losses	62,886	(16,114)	—	—	915	47,687
Tax credits	29,563	9,314	—	—	(2,456)	36,421
Investments in subsidiaries and associates	(35,461)	6,762	—	—	89	(28,610)
Other	31,617	(24,347)	(1,570)	—	371	6,071
Total	¥(34,428)	¥7,261	¥2,072	¥—	¥(650)	¥(25,745)

	JPY (millions)
	As of April 1, 2018	Recognized in Profit or (Loss)	Recognized in Other Comprehensive Income	Acquisitions through Business Combinations	Others(1)	As of March 31, 2019
Research and development expenses	¥18,363	¥(5,512)	¥—	¥17,605	¥650	¥31,106
Inventories	31,909	19,628	—	(39,308)	(5,965)	6,264
Property, plant and equipment	(33,029)	4,514	—	(52,036)	(3,289)	(83,840)
Intangible assets	(168,958)	47,320	—	(733,472)	(9,728)	(864,838)
Available-for-sale financial assets	(24,078)	—	—	—	24,078	—
Financial assets measured at FVTOCI	—	—	(1,202)	15	(28,095)	(29,282)
Accrued expenses and provisions	68,333	(3,528)	—	37,472	1,958	104,235
Defined benefit plans	2,378	303	3,241	10,314	448	16,684
Deferred income	17,768	283	—	6	(519)	17,538
Unused tax losses	47,687	30,418	—	52,705	(3,467)	127,343
Tax credits	36,421	(335)	—	38,562	(979)	73,669
Investments in subsidiaries and associates	(28,610)	(20,353)	—	(113,900)	(1,210)	(164,073)
Other	6,071	2,986	720	(20,989)	(1,664)	(12,876)
Total	¥(25,745)	¥75,724	¥2,759	¥(803,026)	¥(27,782)	¥(778,070)